Property and equipment	6 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment

6. Property and equipment

Property and equipment consists of (in thousands):

(in thousands)	December 31, 2022	June 30, 2022
Lab equipment	$1,142	$1,143
Software	1,473	1,476
Office equipment	124	124
Office furniture	35	35
Leasehold improvements	576	576
Total	3,350	3,354
Less accumulated depreciation and amortization	(1,055)	(796)
	$2,295	$2,558

Depreciation expense was $0.1 million and $0.2 million for the three and six months ended December 31, 2022, respectively. Depreciation expense was $0.1 million and $0.2 million for the three and six months ended December 31, 2021, respectively.

As of December 31, 2022 there was $1.1 million of unamortized capitalized software development costs. Amortization expense related to capitalized software development costs was $0.1 million and $0.1 million, respectively for the three and six months ended December 31, 2022 and $0.02 million and $0.1 million, respectively for the three and six months ended December 31, 2021.

As of December 31, 2022, the expected amortization expense for software for the next five years and thereafter is as follows:

(in thousands)
2023	$89
2024	178
2025	178
2026	132
2027	120
Thereafter	432
$1,129